Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

9. Inventories

Inventories consisted of the following for the years reported:

INVENTORIES BY CATEGORY

	December 31,
	2018	2017 (1)
	(€ in thousands)
Raw materials and merchandise	4,628	2,737
Work in progress	5,436	6,522
Total	10,064	9,259

(1) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.

The reserve for slow-moving inventory regarding work in progress was kEUR 22 and kEUR 440 in 2018 and 2017, respectively.